Financial Instruments - Commodity Risk (Details) - Commodity risk - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	$ 15,160,000	$ 9,671,000
Embedded derivative asset
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	$ 15,160,000	9,671,000
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in net loss due to reasonably possible increase in designated risk component	$ 1,516,000	967,000
Increase (decrease) in net loss due to reasonably possible decrease in designated risk component	1,516,000	967,000
Increase (decrease) in comprehensive loss due to reasonably possible increase in designated risk component	1,516,000	967,000
Increase (decrease) in comprehensive loss due to reasonably possible decrease in designated risk component	$ 1,516,000	$ 967,000